Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Useful Lives of Property, Plant and Equipment

Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2021	March 31, 2020	September 30, 2020
Period-end spot rate	US$1=RMB 6.5565	US$1=RMB 7.0896	US$1=RMB 6.8033
Average rate	US$1=RMB 6.5541	US$1=RMB 7.0120	US$1=RMB 7.0066